Prospector Capital Appreciation Fund

Schedule of Investments

September 30, 2025 (Unaudited)

COMMON STOCKS - 74.1%	Shares	Value
Banks - 9.9%
Ameris Bancorp	11,507	$843,578
First National Bank	45,600	734,616
KeyCorp	25,500	476,595
PNC Financial Services Group	3,455	694,213
Prosperity Bancshares	10,530	698,666
SouthState	9,668	955,875
		4,403,543

Communication Services - 2.1%
Alphabet, Inc. - Class A	3,830	931,073

Consumer Discretionary - 2.3%
Darden Restaurants	3,345	636,754
Texas Roadhouse	2,355	391,283
		1,028,037

Consumer Staples - 5.2%
Church & Dwight	3,430	300,571
Colgate-Palmolive	5,190	414,889
Kenvue	29,150	473,104
Mondelez International - Class A	6,254	390,687
Nomad Foods	25,564	336,167
Simply Good Foods Co. (a)	16,547	410,697
		2,326,115

Diversified Financial Services - 2.0%
Fidelity National Information Services	8,775	578,624
MarketAxess Holdings, Inc.	1,881	327,764
		906,388

Energy - 5.7%
Chevron	6,044	938,573
Exxon Mobil	8,141	917,897
Permian Resources	23,900	305,920
Suncor Energy	8,500	355,385
		2,517,775

Health Care - 8.0%
Abbott Laboratories	7,135	955,662
AstraZeneca - ADR	5,585	428,481
Hologic (a)	6,907	466,153
Johnson & Johnson	2,545	471,894
Merck & Co.	9,625	807,826
Option Care Health (a)	15,755	437,359
		3,567,375

Industrials - 12.1%
Booz Allen Hamilton Holding Corp.	3,269	326,737
CACI International - Class A (a)	1,139	568,110
Curtiss-Wright	980	532,081
Eaton	4,768	1,784,424
Honeywell International	2,245	472,573
Paychex	2,116	268,224
Pentair	6,940	768,674
Raytheon Technologies	3,950	660,954
		5,381,777

Information Technology - 5.8%
Applied Materials	2,060	421,764
Littelfuse	2,798	724,710
Microsoft	1,310	678,514

Trimble (a)	8,947	730,523
		2,555,511

Insurance Brokers - 3.8%
Arthur J. Gallagher & Co.	2,115	655,100
Brown & Brown	11,040	1,035,442
		1,690,542

Life & Health Insurance - 4.3%
Globe Life	8,756	1,251,845
Unum Group	8,371	651,097
		1,902,942

Materials - 0.9%
PPG Industries	3,608	379,237

Property & Casualty Insurance - 6.5%
Fairfax Financial Holdings	680	1,188,824
First American Financial	8,850	568,524
Progressive	1,545	381,538
White Mountains Insurance Group	433	723,768
		2,862,654

Real Estate - 3.4%
Four Corners Property Trust	15,625	381,250
Howard Hughes Holdings (a)	5,081	417,506
St Joe Co.	14,500	717,460
		1,516,216

Reinsurance - 2.1%
Everest Re Group	2,693	943,169
TOTAL COMMON STOCKS (Cost $22,707,409)		32,912,354

CONVERTIBLE BONDS - 18.4%	Par	Value
Health Care - 4.7%
BioMarin Pharmaceutical, 1.25%, 05/15/2027	793,000	751,764
Halozyme Therapeutics, 1.00%, 08/15/2028	940,000	1,320,700
		2,072,464

Industrials - 2.1%
Parsons, 2.63%, 03/01/2029	798,000	909,720

Information Technology - 11.6%
Akamai Technologies, 0.38%, 09/01/2027	1,125,000	1,076,063
Alarm.com Holdings, 2.25%, 06/01/2029	1,218,000	1,168,062
Dropbox, 0.00%, 03/01/2028 (b)	1,115,000	1,150,680
ON Semiconductor
0.00%, 05/01/2027 (b)	159,000	180,942
0.50%, 03/01/2029	872,000	804,569
Verint Systems, 0.25%, 04/15/2026	799,000	781,022
		5,161,338
TOTAL CONVERTIBLE BONDS (Cost $7,691,443)		8,143,522

EXCHANGE TRADED FUNDS - 1.2%	Shares	Value
Aberdeen Standard Physical Platinum Shares Fund(a)	3,820	545,802
TOTAL EXCHANGE TRADED FUNDS (Cost $336,872)		545,802

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 6.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(c)	2,803,703	2,803,703
TOTAL MONEY MARKET FUNDS (Cost $2,803,703)		2,803,703

TOTAL INVESTMENTS - 100.0% (Cost $33,539,427)		44,405,381
Other Assets in Excess of Liabilities - 0.0%		19,808
TOTAL NET ASSETS - 100.0%		$44,425,189

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Prospector Capital Appreciation Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,912,354	$–	$–	$32,912,354
Convertible Bonds	–	8,143,522	–	8,143,522
Exchange Traded Funds	545,802	–	–	545,802
Money Market Funds	2,803,703	–	–	2,803,703
Total Investments	$36,261,859	$8,143,522	$–	$44,405,381